Major Restructuring Costs - Summary of Analysis of Costs Charged to Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Restructuring Costs [abstract]
Increase in provision for Major restructuring programmes	£ 746	£ 345	£ 450
Amount of provision reversed unused	(96)	(148)	(99)
Impairment losses recognised	361	521	130
Other non-cash charges	104	99	72
Other cash costs	417	288	256
Cost charged to operating profit	£ 1,532	£ 1,105	£ 809